AOMT II, LLC ABS-15G

Exhibit 99.54

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2026020514	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed XXX to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Updated coc information. Finding resolved. - Due Diligence Vendor-XXX
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed XXX to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
Resolved-Document uploaded to findings - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). There is No XXX for (1)Lender Credit - $XXX Please Provide - Due Diligence Vendor-XXX	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed XXX to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Updated coc information. Finding resolved. - Due Diligence Vendor-XXX
 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed XXX to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
 Resolved-Document uploaded to findings - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020514	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. There is No XXX for (XXX)Affordable Housing Fee-$XXX Please Provide
 - Due Diligence Vendor-XXX
														Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020514	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-XXX
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. There is No XXX for (XXX)Affordable Housing Fee-$XXX Please Provide
 - Due Diligence Vendor-XXX
														Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX		Resolved-Resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020514	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Updated data points on recording fees.  Finding resolved.  - Due Diligence Vendor-XXX
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). There is No XXX for (XXX)Affordable Housing Fee-$XXX Please Provide - Due Diligence Vendor-XXX	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX
 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Updated data points on recording fees.  Finding resolved.  - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020508	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Provide the updated fraud report, Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
 Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020508	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 XXX Type Missing	Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. ID - Seller-XXX
														Open-Borrower XXX Photo Identification Missing. Please provide valid photo identification per guideline requirements. We have XXX on page $XXX but that is Expired before the closing date. Provide the Updated Borrower ID Proof. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. ID - Seller-XXX	Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020508	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	XXX Coverage Amount is less than Required Coverage Amount	Resolved-Replacement XXX uploaded, Required Coverage amount is lesser than the Coverage amount, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. RCE - Seller-XXX
														Open-XXX Coverage Amount $XXX is less than Required Coverage Amount $XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - Seller-XXX	Resolved-Replacement Cost Estimator uploaded, Required Coverage amount is lesser than the Coverage amount, Verified & entered in system - Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020495	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts • The XXX Summary document shows a total of XXX High alerts, only XXX of which were cleared; and XXX Low alerts, only XXX of which were cleared. Please provide the documentation that shows all alerts were reviewed & cleared. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020414	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Corrected 1003/1008 received to match the income calculation worksheet. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003/1008 for income  - Seller-XXX
														Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for one or more borrowers. • Lender income calculation worksheet provided shows qualifying income as $XXX, whereas the Final 1003 and 1008 shows qualifying income as $XXX. Audit income was $XXX. The Lender Income worksheet that matches the qualifying income used on the 1003/1008 is missing ($XXX). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003/1008 for income - Seller-XXX	Resolved-Corrected 1003/1008 received to match the income calculation worksheet. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020404	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (XXX)	Resolved-Twenty cents difference from XXX to CD, within tolerance. - Due Diligence Vendor-XXX
Ready for Review-The lender credit didn’t decrease, it has been the same at $XXX since locked on XXX, however, our XXX doesn’t disclose the cents, it rounds up or down to the nearest dollar - Seller-XXX
Open-The baseline amount of non-specific (XXX) lender credits and specific lender credits disclosed is ($XXX). The Last CD shows a total lender credit amount of ($XXX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-XXX	Ready for Review-The lender credit didn’t decrease, it has been the same at $XXX since locked on XXX, however, our XXX doesn’t disclose the cents, it rounds up or down to the nearest dollar - Seller-XXX
																Resolved-XXX cents difference from XXX to CD, within tolerance. - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020404	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Cleared Fraud Report uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts As per guideline version XXX page XXX, need to clear all alerts on fraud report but fraud report shows one uncleared alert on lower category.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Cleared Fraud Report uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-XXX Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020404	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI unknown	Resolved-Updated 1008 with corrected DTI provided. Updated & Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1008 - Seller-XXX
														Open-Calculated DTI is XXX% (Sub property PITI $XXX + All other Liabilities $XXX = total liabilities $XXX / Income $XXX*XXX) not matching with 1008 DTI XXX% and 1003 not considered all other liabilities form DTI, Since those are not authorized accounts per CR and not paying off per CD. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1008 - Seller-XXX	Resolved-Updated 1008 with corrected DTI provided. Updated & Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020259	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Guideline LTV exceeds OVERLAY Guideline LTV	Waived-Waived with comp factors per investor - Due Diligence Vendor-XXX
Waived-Waived with comp factors per investor - Due Diligence Vendor-XXX
														Open-Audited Guideline LTV exceeds XXX Guideline LTV the LTV is > than XXX% the Max Cash Out is $XXX. The LTV for this file is XXX% - Due Diligence Vendor-XXX		Waived-Waived with comp factors per investor - Due Diligence Vendor-XXX Waived-Waived with comp factors per investor - Due Diligence Vendor-XXX	XXX.pdf		FICO XXX Reserves XXX	XXX	XXX	XXX	XXX	XXX	Investor Post-Close	No
XXX	2026020259	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Per the guideline Version XXX on page#XXX a clear fraud report is required.  The fraud report in file pg#XXX is showing a High alert.  The required cleared report is missing.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020291	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-The documentation received was sufficient to resolve the finding. Bank Statement - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Bank Statement - Seller-XXX
														Open-The income calculator for the lender reflects the XXX statement for the account ending in XXX was used in qualifying. However, the XXX statement was not located in the loan file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Bank Statement - Seller-XXX	Resolved-The documentation received was sufficient to resolve the finding. Bank Statement - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020291	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-The documentation received was sufficient to resolve the finding. Rent payments with bank statements. - Due Diligence Vendor-XXX
Resolved-Validation Resolved' - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Rental Agreement and Rent Payments attached - Seller-XXX
														Open-XXX/XXX Doc Status should not be 'Missing'. The guidelines require the housing history for the previous XXX months (Rent or Mortgage). The final application in the loan file indicated the Borrowers were living rent free for the previous XXX months and renting for the XXX months prior to the XXX months. The loan file does not contain evidence of the XXX months of rental history. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Rental Agreement and Rent Payments attached - Seller-XXX	Resolved-The documentation received was sufficient to resolve the finding. Rent payments with bank statements. - Due Diligence Vendor-XXX Resolved-Validation Resolved' - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020291	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Homeowners Association Questionnaire	Resolved-HOA Questionnaire is Missing or Partial. XXX Unit project not required HOA Questionnaire on meeting guideline requirements, Verified - Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. This is only a XXX unit HOA no Questionnaire is needed - Seller-XXX
														Open-HOA Questionnaire is Missing or Partial. Provide XXX questionnaire as it is not in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. This is only a XXX unit HOA no Questionnaire is needed - Seller-XXX	Resolved-HOA Questionnaire is Missing or Partial. XXX Unit project not required HOA Questionnaire on meeting guideline requirements, Verified - Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026020290	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Enterprise:FeeLimits	XXX - XXX XXX% Fee Limit	Resolved-resolved via compliance testing - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Apply the lender credit of -$XXX towards the Appraisal fee of $XXX and $XXX of the Administration fee. - Seller-XXX
Counter-The compliance issue has been further reviewed and the result is a valid fail as the general lender credit cannot be applied toward the XXX% threshold test. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Please review comments provided XXX and resolve, or provide update - Seller-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. A XXX wasn’t needed since our Final CD is final and balanced with the Final Settlement Statement in file. See attached XXX pass and snippet from our system showing pass on our end. We compared with XXX  findings, and it appears that they are not applying the lender credit as our system does to calculate the fee inclusion - Seller-XXX
Open-The XXX XXX prohibits fees from exceeding XXX% of the principal balance on a non-purchase money loan. (XXX. XXX) Per Compliance report, XXX  fee total is $XXX whereas per final CD it is $XXX. Provide XXX. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX	Ready for Review-Apply the lender credit of -$XXX towards the Appraisal fee of $XXX and $XXX of the Administration fee. - Seller-XXX
 Ready for Review-Please review comments provided XXX and resolve, or provide update - Seller-XXX
 Ready for Review-Document Uploaded. A XXX wasn’t needed since our Final CD is final and balanced with the Final Settlement Statement in file. See attached XXX pass and snippet from our system showing pass on our end. We compared with XXX  findings, and it appears that they are not applying the lender credit as our system does to calculate the fee inclusion - Seller-XXX
																Resolved-resolved via compliance testing - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020290	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Fees:Limited	XXX - Maximum Fees Allowed	Resolved-resolved via compliance testing - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Apply the lender credit of -$XXX towards the Appraisal fee of $XXX and $XXX of the Administration fee. - Seller-XXX
Counter-The compliance issue has been further reviewed and the result is a valid fail as the general lender credit cannot be applied toward the XXX% threshold test. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Please review comments from XXX and resolve, or provide update - Seller-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. A XXX wasn’t needed since our Final CD is final and balanced with the Final Settlement Statement in file. See attached XXX pass and snippet from our system showing pass on our end. We compared with XXX  findings, and it appears that they are not applying the lender credit as our system does to calculate the fee inclusion - Seller-XXX
Open-The XXX Constitution prohibits fees from exceeding XXX% of the principal balance on a non-purchase money loan. (XXX) Per compliance result, XXX  fee total is $XXX whereas per final CD it is $XXX. Provide XXX. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX	Ready for Review-Apply the lender credit of -$XXX towards the Appraisal fee of $XXX and $XXX of the Administration fee. - Seller-XXX
 Ready for Review-Please review comments from XXX and resolve, or provide update - Seller-XXX
 Ready for Review-Document Uploaded. A XXX wasn’t needed since our Final CD is final and balanced with the Final Settlement Statement in file. See attached XXX pass and snippet from our system showing pass on our end. We compared with XXX findings, and it appears that they are not applying the lender credit as our system does to calculate the fee inclusion - Seller-XXX
																Resolved-resolved via compliance testing - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020290	Closed	XXX	XXX	Resolved	1 - Information	A	A	Credit	Credit	Appraisal deficiency.	Resolved- - Due Diligence Vendor-XXX
Rescinded-Resolved.  XXX is separate structure. - Due Diligence Vendor-XXX
Ready for Review-The patio although not finished in the same standard as the home would not be required to as it is not tied into the roof line. The appraiser did not address that the patio is a safety XXX as it is not it is standing and the roof although not in the same condition we would require for a home is functional.
Local code does not require that it adheres to the same requirements when it is not tied into the roofline
 - Seller-XXX
Open-Provide proof covered patio is functional as it appears damaged in photo on page XXX. - Due Diligence Vendor-XXX	Ready for Review-The XXX although not finished in the same standard as the home would not be required to as it is not tied into the roof line. The appraiser did not address that the XXX is a safety XXX as it is not it is standing and the roof although not in the same condition we would require for a home is functional.
Local code does not require that it adheres to the same requirements when it is not tied into the roofline
 - Seller-XXX
																Rescinded-Resolved. Patio is separate structure. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020290	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Updated 1008 with corrected FICO provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1008 - Seller-XXX
Open-Qualifying FICO on the 1008 Page is 'XXX' or blank, but the Qualifying FICO from the Credit Liabilities Page is 'XXX' or blank. Qualifying FICO entries do not match.  Please confirm the correct Qualifying FICO value. Per XXX page #XXX, when both borrowers are self-employed and jointly own the business, the highest score amongst the borrowers is used as the decision credit score. The high scores for each borrower is XXX and XXX, therefore the higher XXX should be used for qualification but 1008 shows lower score of XXX. Provide a revised 1008.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1008 - Seller-XXX	Resolved-Updated 1008 with corrected FICO provided. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A